Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total		$ 2,930,203		$ 2,007,716
Less accumulated depreciation		(1,492,892)	$ (1,863,199)	(1,127,795)
Total property and equipment, net		$ 1,437,311	$ 9,645,735	879,921
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years 1 month 6 days	5 years 1 month 6 days
Property & equipment		$ 789,839		782,927
Property & equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)		5 years
Property & equipment		$ 1,216,609		622,872
Work-in-progress [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)		5 years
Property & equipment		$ 150,220
Technology [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years	5 years
Property & equipment		$ 773,535		$ 601,917